Note 6 - Risk Management - Corrections Loans And Advances At Amortized Cost (Details) - EUR (€)	Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	€ (12,427,000,000)	€ (12,217,000,000)
Endowments To Profi tOr Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	(6,723,000,000)	(10,236,000,000)
Retrievals [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	3,070,000,000	5,990,000,000
Transfers To Suspended Credits And Exchange Rate [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	2,493,000,000	4,036,000,000
Stage 1 [Member] | Endowments To Profi tOr Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	(1,603,000,000)	(1,650,000,000)
Stage 1 [Member] | Retrievals [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	960,000,000	1,312,000,000
Stage 2 [Member] | Endowments To Profi tOr Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	(1,771,000,000)	(1,923,000,000)
Stage 2 [Member] | Retrievals [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	812,000,000	1,298,000,000
Stage 3 [Member] | Endowments To Profi tOr Loss [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	(3,350,000,000)	(6,664,000,000)
Stage 3 [Member] | Retrievals [Member]
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	1,298,000,000	3,380,000,000
Total
Disclosure Of Value Corrections Of Loans and advances at amortized cost line items
Value Corrections Loans And Advances	€ (13,588,000,000)	€ (12,427,000,000)